Significant accounting policies - Employee benefits, Recently issued accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Total lease liabilities	¥ 2,063,728		¥ 2,125,000
Operating lease, ROU asset	¥ 1,868,615	$ 272,091	1,932,000	$ 280,114
ASU 2016-02 | Cumulative effect of the adoption of ASU
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Total lease liabilities			2,399,061
Operating lease, ROU asset			¥ 2,200,280		¥ 2,200,280